UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

ClearBridge Mid Cap Fund
Class 1 [SMCPX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge Mid Cap Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1	$43	0.84%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$1,580,121,349
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	26%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Mid Cap Fund	PAGE 1	7709-STSR-0626

ClearBridge Mid Cap Fund
Class A [SBMAX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge Mid Cap Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$58	1.14%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$1,580,121,349
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	26%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Mid Cap Fund	PAGE 1	7641-STSR-0626

ClearBridge Mid Cap Fund
Class C [SBMLX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge Mid Cap Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$96	1.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$1,580,121,349
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	26%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Mid Cap Fund	PAGE 1	7643-STSR-0626

ClearBridge Mid Cap Fund
Class R [LMREX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge Mid Cap Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$73	1.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$1,580,121,349
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	26%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Mid Cap Fund	PAGE 1	7047-STSR-0626

ClearBridge Mid Cap Fund
Class I [SMBYX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge Mid Cap Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$43	0.84%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$1,580,121,349
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	26%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Mid Cap Fund	PAGE 1	7644-STSR-0626

ClearBridge Mid Cap Fund
Class IS [LSIRX]	Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about ClearBridge Mid Cap Fund for the period November 1, 2025, to April 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$38	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$1,580,121,349
Total Number of Portfolio Holdings	63
Portfolio Turnover Rate	26%
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Mid Cap Fund	PAGE 1	7963-STSR-0626

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

ClearBridge
Mid Cap Fund
Financial Statements and Other Important Information
Semi-Annual  | April 30, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
April 30, 2026
 ClearBridge Mid Cap Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.4%
Communication Services — 2.0%
Entertainment — 2.0%
Live Nation Entertainment Inc.	200,000	$31,588,000 *

Consumer Discretionary — 12.9%
Diversified Consumer Services — 1.2%
Service Corp. International	238,000	19,285,140
Hotels, Restaurants & Leisure — 5.2%
Churchill Downs Inc.	325,000	32,821,750
Hilton Worldwide Holdings Inc.	39,000	12,638,730
Light & Wonder Inc., CDI	270,000	22,627,241 *(a)
Viking Holdings Ltd.	162,000	13,269,420 *
Total Hotels, Restaurants & Leisure		81,357,141
Household Durables — 1.2%
Somnigroup International Inc.	252,000	19,116,720
Specialty Retail — 5.3%
Carvana Co.	31,000	12,269,800 *
Chewy Inc., Class A Shares	1,100,000	27,962,000 *
Ross Stores Inc.	104,000	23,690,160
Valvoline Inc.	616,000	20,469,680 *
Total Specialty Retail		84,391,640

Total Consumer Discretionary		204,150,641
Consumer Staples — 5.6%
Consumer Staples Distribution & Retail — 5.6%
Casey’s General Stores Inc.	63,000	51,795,450
Performance Food Group Co.	409,000	37,039,040 *

Total Consumer Staples		88,834,490
Energy — 7.5%
Energy Equipment & Services — 3.6%
Archrock Inc.	557,000	21,583,750
Baker Hughes Co.	509,000	35,462,030
Total Energy Equipment & Services		57,045,780
Oil, Gas & Consumable Fuels — 3.9%
Diamondback Energy Inc.	73,000	15,010,990
EQT Corp.	770,000	46,261,600
Total Oil, Gas & Consumable Fuels		61,272,590

Total Energy		118,318,370
Financials — 11.6%
Banks — 3.8%
Fifth Third Bancorp	335,000	17,004,600
See Notes to Financial Statements.
ClearBridge Mid Cap Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 ClearBridge Mid Cap Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
PNC Financial Services Group Inc.	114,000	$25,422,000
UMB Financial Corp.	135,000	17,032,950
Total Banks		59,459,550
Capital Markets — 4.2%
Houlihan Lokey Inc.	172,000	26,617,000
Raymond James Financial Inc.	208,000	32,930,560
Robinhood Markets Inc., Class A Shares	105,000	7,653,450 *
Total Capital Markets		67,201,010
Insurance — 3.6%
Arch Capital Group Ltd.	280,000	26,448,800 *
Hartford Insurance Group Inc.	225,000	30,782,250
Total Insurance		57,231,050

Total Financials		183,891,610
Health Care — 8.0%
Biotechnology — 0.9%
Argenx SE, ADR	19,000	14,852,680 *
Health Care Equipment & Supplies — 2.8%
Insulet Corp.	54,000	9,295,560 *
STERIS PLC	160,000	34,700,800
Total Health Care Equipment & Supplies		43,996,360
Health Care Providers & Services — 1.9%
Tenet Healthcare Corp.	173,000	30,641,760 *
Health Care Technology — 0.6%
Doximity Inc., Class A Shares	360,000	8,798,400 *
Life Sciences Tools & Services — 1.8%
Bio-Techne Corp.	501,000	27,715,320

Total Health Care		126,004,520
Industrials — 25.7%
Aerospace & Defense — 2.5%
Axon Enterprise Inc.	13,200	5,303,232 *
CAE Inc.	896,000	23,394,560 *
Leonardo DRS Inc.	280,000	11,376,400
Total Aerospace & Defense		40,074,192
Building Products — 3.1%
Advanced Drainage Systems Inc.	138,000	20,596,500
Resideo Technologies Inc.	679,000	28,090,230 *
Total Building Products		48,686,730
Commercial Services & Supplies — 4.7%
Casella Waste Systems Inc., Class A Shares	362,000	28,688,500 *
See Notes to Financial Statements.

ClearBridge Mid Cap Fund 2026 Semi-Annual Report

 ClearBridge Mid Cap Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Commercial Services & Supplies — continued
Clean Harbors Inc.	145,000	$45,338,600 *
Total Commercial Services & Supplies		74,027,100
Construction & Engineering — 4.8%
API Group Corp.	1,013,000	46,314,360 *
WillScot Holdings Corp.	1,325,000	29,998,000
Total Construction & Engineering		76,312,360
Electrical Equipment — 4.9%
Regal Rexnord Corp.	185,000	39,780,550
Vertiv Holdings Co., Class A Shares	112,000	36,790,880
Total Electrical Equipment		76,571,430
Ground Transportation — 1.0%
XPO Inc.	74,000	16,289,620 *
Trading Companies & Distributors — 4.7%
Ferguson Enterprises Inc.	126,000	33,731,460
QXO Inc.	400,000	8,028,000 *
United Rentals Inc.	34,000	32,634,560
Total Trading Companies & Distributors		74,394,020

Total Industrials		406,355,452
Information Technology — 10.3%
Electronic Equipment, Instruments & Components — 3.2%
Teledyne Technologies Inc.	78,000	50,376,300 *
Semiconductors & Semiconductor Equipment — 3.1%
Microchip Technology Inc.	412,000	38,278,920
Monolithic Power Systems Inc.	7,000	11,300,870
Total Semiconductors & Semiconductor Equipment		49,579,790
Software — 3.4%
AppLovin Corp., Class A Shares	54,000	24,102,900 *
Bentley Systems Inc., Class B Shares	314,000	10,242,680
Rubrik Inc., Class A Shares	365,000	19,410,700 *
Total Software		53,756,280
Technology Hardware, Storage & Peripherals — 0.6%
GPGI Inc.	556,811	8,591,594

Total Information Technology		162,303,964
Materials — 3.7%
Containers & Packaging — 3.7%
Crown Holdings Inc.	355,000	34,900,050
International Paper Co.	760,000	23,119,200

Total Materials		58,019,250
See Notes to Financial Statements.
ClearBridge Mid Cap Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2026
 ClearBridge Mid Cap Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Real Estate — 4.6%
Real Estate Management & Development — 1.5%
Jones Lang LaSalle Inc.		75,000	$23,859,750 *
Retail REITs — 1.9%
NNN REIT Inc.		676,000	29,602,040
Specialized REITs — 1.2%
SBA Communications Corp.		87,000	19,244,400

Total Real Estate			72,706,190
Utilities — 6.5%
Electric Utilities — 1.0%
PPL Corp.		450,000	16,848,000
Independent Power and Renewable Electricity Producers — 2.6%
Vistra Corp.		260,000	41,038,400
Multi-Utilities — 2.9%
DTE Energy Co.		300,000	45,507,000

Total Utilities			103,393,400
Total Investments before Short-Term Investments (Cost — $1,054,729,055)			1,555,565,887
	Rate
Short-Term Investments — 1.7%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.497%	13,354,103	13,354,103 (b)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.565%	13,354,103	13,354,103 (b)(c)

Total Short-Term Investments (Cost — $26,708,206)			26,708,206
Total Investments — 100.1% (Cost — $1,081,437,261)			1,582,274,093
Liabilities in Excess of Other Assets — (0.1)%			(2,152,744)
Total Net Assets — 100.0%			$1,580,121,349

*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2026, the total market value of investments in Affiliated
Companies was $13,354,103 and the cost was $13,354,103 (Note 8).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
CDI	—	Clearing House Electronic Subregister System Depositary Interest
REIT	—	Real Estate Investment Trust
See Notes to Financial Statements.

ClearBridge Mid Cap Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
April 30, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $1,068,083,158)	$1,568,919,990
Investments in affiliated securities, at value (Cost — $13,354,103)	13,354,103
Cash	335
Dividends receivable from unaffiliated investments	645,723
Receivable for Fund shares sold	329,592
Dividends receivable from affiliated investments	47,301
Prepaid expenses	51,529
Total Assets	1,583,348,573
Liabilities:
Payable for Fund shares repurchased	1,519,186
Investment management fee payable	905,401
Transfer agent fees payable	397,335
Service and/or distribution fees payable	253,780
Trustees’ fees payable	2,713
Accrued expenses	148,809
Total Liabilities	3,227,224
Total Net Assets	$1,580,121,349
Net Assets:
Par value (Note 7)	$449
Paid-in capital in excess of par value	977,347,954
Total distributable earnings (loss)	602,772,946
Total Net Assets	$1,580,121,349
See Notes to Financial Statements.
ClearBridge Mid Cap Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited) (cont’d)
April 30, 2026
Net Assets:
Class 1	$2,259,995
Class A	$1,121,743,282
Class C	$6,623,567
Class R	$54,724,180
Class I	$219,925,079
Class IS	$174,845,246
Shares Outstanding:
Class 1	61,269
Class A	33,158,408
Class C	322,075
Class R	1,730,167
Class I	5,378,824
Class IS	4,210,917
Net Asset Value:
Class 1 (and redemption price)	$36.89
Class A (and redemption price)	$33.83
Class C*	$20.57
Class R (and redemption price)	$31.63
Class I (and redemption price)	$40.89
Class IS (and redemption price)	$41.52
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$35.80

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

ClearBridge Mid Cap Fund 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended April 30, 2026

Investment Income:
Dividends from unaffiliated investments	$6,273,176
Dividends from affiliated investments	253,906
Total Investment Income	6,527,082
Expenses:
Investment management fee (Note 2)	5,770,012
Service and/or distribution fees (Notes 2 and 5)	1,561,310
Transfer agent fees (Notes 2 and 5)	969,285
Registration fees	48,844
Shareholder reports	48,321
Legal fees	46,096
Fund accounting fees	44,349
Trustees’ fees	38,896
Audit and tax fees	20,644
Commitment fees (Note 9)	6,890
Insurance	5,696
Custody fees	5,574
Miscellaneous expenses	9,408
Total Expenses	8,575,325
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(141,431)
Net Expenses	8,433,894
Net Investment Loss	(1,906,812)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	106,499,178
Foreign currency transactions	(4,294)
Net Realized Gain	106,494,884
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	(34,579,032)
Net Gain on Investments and Foreign Currency Transactions	71,915,852
Increase in Net Assets From Operations	$70,009,040
See Notes to Financial Statements.
ClearBridge Mid Cap Fund 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended April 30, 2026 (unaudited) and the Year Ended October 31, 2025	2026	2025
Operations:
Net investment income (loss)	$(1,906,812)	$897,341
Net realized gain	106,494,884	144,178,031
Change in net unrealized appreciation (depreciation)	(34,579,032)	(12,614,999)
Increase in Net Assets From Operations	70,009,040	132,460,373
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(127,875,785)	(137,960,387)
Decrease in Net Assets From Distributions to Shareholders	(127,875,785)	(137,960,387)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	57,688,306	139,261,121
Reinvestment of distributions	124,535,422	133,789,715
Cost of shares repurchased	(173,526,289)	(363,223,990)
Increase (Decrease) in Net Assets From Fund Share Transactions	8,697,439	(90,173,154)
Decrease in Net Assets	(49,169,306)	(95,673,168)
Net Assets:
Beginning of period	1,629,290,655	1,724,963,823
End of period	$1,580,121,349	$1,629,290,655
See Notes to Financial Statements.

ClearBridge Mid Cap Fund 2026 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class 1 Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$38.15	$38.03	$31.34	$33.52	$49.24	$35.25
Income (loss) from operations:
Net investment income (loss)	(0.00)[3]	0.11	0.10	0.10	0.06	0.04
Net realized and unrealized gain (loss)	1.71	3.07	7.25	(0.72)	(10.39)	16.62
Total income (loss) from operations	1.71	3.18	7.35	(0.62)	(10.33)	16.66
Less distributions from:
Net investment income	(0.08)	(0.12)	(0.05)	(0.09)	—	(0.00)[3]
Net realized gains	(2.89)	(2.94)	(0.61)	(1.47)	(5.39)	(2.67)
Total distributions	(2.97)	(3.06)	(0.66)	(1.56)	(5.39)	(2.67)
Net asset value, end of period	$36.89	$38.15	$38.03	$31.34	$33.52	$49.24
Total return[4]	4.63%	8.34%	23.64%	(2.12)%	(23.33)%	49.59%
Net assets, end of period (000s)	$2,260	$2,233	$2,722	$3,065	$3,294	$4,556
Ratios to average net assets:
Gross expenses	0.86%[5]	0.85%	0.84%	0.84%	0.82%	0.82%
Net expenses[6,7]	0.84 [5]	0.84	0.83	0.83	0.82	0.82
Net investment income (loss)	(0.02)[5]	0.29	0.29	0.29	0.14	0.09
Portfolio turnover rate	26%	29%	36%	38%	23%	30%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
ClearBridge Mid Cap Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$35.21	$35.31	$29.19	$31.33	$46.52	$33.53
Income (loss) from operations:
Net investment loss	(0.05)	(0.01)	(0.01)	(0.01)	(0.06)	(0.09)
Net realized and unrealized gain (loss)	1.56	2.87	6.74	(0.66)	(9.74)	15.75
Total income (loss) from operations	1.51	2.86	6.73	(0.67)	(9.80)	15.66
Less distributions from:
Net investment income	—	(0.02)	—	—	—	—
Net realized gains	(2.89)	(2.94)	(0.61)	(1.47)	(5.39)	(2.67)
Total distributions	(2.89)	(2.96)	(0.61)	(1.47)	(5.39)	(2.67)
Net asset value, end of period	$33.83	$35.21	$35.31	$29.19	$31.33	$46.52
Total return[3]	4.44%	8.05%	23.25%	(2.43)%	(23.58)%	49.11%
Net assets, end of period (millions)	$1,122	$1,140	$1,155	$1,023	$1,087	$1,411
Ratios to average net assets:
Gross expenses	1.16%[4]	1.15%	1.16%	1.16%	1.14%	1.13%
Net expenses[5,6]	1.14 [4]	1.14	1.15	1.15	1.14	1.13
Net investment loss	(0.32)[4]	(0.03)	(0.03)	(0.03)	(0.18)	(0.22)
Portfolio turnover rate	26%	29%	36%	38%	23%	30%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

ClearBridge Mid Cap Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$22.58	$23.77	$19.97	$22.03	$34.56	$25.68
Income (loss) from operations:
Net investment loss	(0.11)	(0.17)	(0.17)	(0.16)	(0.24)	(0.29)
Net realized and unrealized gain (loss)	0.99	1.92	4.58	(0.43)	(6.90)	11.84
Total income (loss) from operations	0.88	1.75	4.41	(0.59)	(7.14)	11.55
Less distributions from:
Net realized gains	(2.89)	(2.94)	(0.61)	(1.47)	(5.39)	(2.67)
Total distributions	(2.89)	(2.94)	(0.61)	(1.47)	(5.39)	(2.67)
Net asset value, end of period	$20.57	$22.58	$23.77	$19.97	$22.03	$34.56
Total return[3]	4.10%	7.22%	22.34%	(3.12)%	(24.12)%	48.03%
Net assets, end of period (000s)	$6,624	$7,758	$10,928	$12,982	$19,227	$30,728
Ratios to average net assets:
Gross expenses	1.92%[4]	1.89%	1.88%	1.87%	1.87%	1.87%
Net expenses[5,6]	1.90 [4]	1.88	1.88	1.86	1.87	1.87
Net investment loss	(1.05)[4]	(0.74)	(0.75)	(0.73)	(0.93)	(0.96)
Portfolio turnover rate	26%	29%	36%	38%	23%	30%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
ClearBridge Mid Cap Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class R Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$33.15	$33.49	$27.79	$29.98	$44.88	$32.53
Income (loss) from operations:
Net investment loss	(0.10)	(0.11)	(0.11)	(0.10)	(0.17)	(0.21)
Net realized and unrealized gain (loss)	1.47	2.71	6.42	(0.62)	(9.34)	15.23
Total income (loss) from operations	1.37	2.60	6.31	(0.72)	(9.51)	15.02
Less distributions from:
Net realized gains	(2.89)	(2.94)	(0.61)	(1.47)	(5.39)	(2.67)
Total distributions	(2.89)	(2.94)	(0.61)	(1.47)	(5.39)	(2.67)
Net asset value, end of period	$31.63	$33.15	$33.49	$27.79	$29.98	$44.88
Total return[3]	4.28%	7.69%	22.90%	(2.71)%	(23.82)%	48.63%
Net assets, end of period (000s)	$54,724	$56,012	$61,913	$53,438	$57,554	$71,031
Ratios to average net assets:
Gross expenses	1.48%[4]	1.46%	1.46%	1.46%	1.45%	1.46%
Net expenses[5,6]	1.45 [4]	1.45	1.45	1.45	1.45	1.45
Net investment loss	(0.62)[4]	(0.33)	(0.33)	(0.32)	(0.48)	(0.53)
Portfolio turnover rate	26%	29%	36%	38%	23%	30%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

ClearBridge Mid Cap Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$41.98	$41.54	$34.18	$36.40	$53.02	$37.79
Income (loss) from operations:
Net investment income (loss)	(0.00)[3]	0.12	0.11	0.10	0.05	0.03
Net realized and unrealized gain (loss)	1.88	3.37	7.89	(0.78)	(11.28)	17.87
Total income (loss) from operations	1.88	3.49	8.00	(0.68)	(11.23)	17.90
Less distributions from:
Net investment income	(0.08)	(0.11)	(0.03)	(0.07)	—	(0.00)[3]
Net realized gains	(2.89)	(2.94)	(0.61)	(1.47)	(5.39)	(2.67)
Total distributions	(2.97)	(3.05)	(0.64)	(1.54)	(5.39)	(2.67)
Net asset value, end of period	$40.89	$41.98	$41.54	$34.18	$36.40	$53.02
Total return[4]	4.61%	8.38%	23.60%	(2.11)%	(23.36)%	49.53%
Net assets, end of period (millions)	$220	$241	$294	$358	$414	$545
Ratios to average net assets:
Gross expenses	0.86%[5]	0.84%	0.88%	0.86%	0.86%	0.84%
Net expenses[6,7]	0.84 [5]	0.83	0.85	0.85	0.85	0.84
Net investment income (loss)	(0.01)[5]	0.29	0.27	0.28	0.11	0.07
Portfolio turnover rate	26%	29%	36%	38%	23%	30%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
ClearBridge Mid Cap Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$42.60	$42.13	$34.65	$36.91	$53.63	$38.17
Income (loss) from operations:
Net investment income	0.02	0.15	0.16	0.14	0.09	0.08
Net realized and unrealized gain (loss)	1.90	3.42	8.00	(0.81)	(11.42)	18.06
Total income (loss) from operations	1.92	3.57	8.16	(0.67)	(11.33)	18.14
Less distributions from:
Net investment income	(0.11)	(0.16)	(0.07)	(0.12)	—	(0.01)
Net realized gains	(2.89)	(2.94)	(0.61)	(1.47)	(5.39)	(2.67)
Total distributions	(3.00)	(3.10)	(0.68)	(1.59)	(5.39)	(2.68)
Net asset value, end of period	$41.52	$42.60	$42.13	$34.65	$36.91	$53.63
Total return[3]	4.66%	8.46%	23.75%	(2.06)%	(23.28)%	49.68%
Net assets, end of period (millions)	$175	$182	$200	$306	$381	$518
Ratios to average net assets:
Gross expenses	0.77%[4]	0.76%	0.76%	0.78%	0.76%	0.76%
Net expenses[5,6]	0.75 [4]	0.75	0.75	0.75	0.75	0.75
Net investment income	0.08 [4]	0.37	0.39	0.38	0.22	0.17
Portfolio turnover rate	26%	29%	36%	38%	23%	30%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.75%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board of Trustees’
consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

ClearBridge Mid Cap Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
ClearBridge Mid Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The
ClearBridge Mid Cap Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Mid Cap Fund 2026 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$181,523,400	$22,627,241	—	$204,150,641
Other Common Stocks	1,351,415,246	—	—	1,351,415,246
Total Long-Term Investments	1,532,938,646	22,627,241	—	1,555,565,887
Short-Term Investments†	26,708,206	—	—	26,708,206
Total Investments	$1,559,646,852	$22,627,241	—	$1,582,274,093

†	See Schedule of Investments for additional detailed categorizations.
(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the
ClearBridge Mid Cap Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

ClearBridge Mid Cap Fund 2026 Semi-Annual Report

(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
In some cases, the Fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as a dividend receivable in the Statement of Assets and Liabilities and dividend income in the Statement of Operations. In many cases, however, the Fund may not receive such amounts for an extended period of time, depending on the country of investment.
(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
ClearBridge Mid Cap Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.700
Next $3 billion	0.650
Next $5 billion	0.600
Over $10 billion	0.550
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R, Class I and Class IS shares did not exceed 1.20%, 1.95%, 1.45%, 0.85% and 0.75%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares and the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended April 30, 2026, fees waived and/or expenses reimbursed amounted to $141,431, which included an affiliated money market fund waiver of $7,910.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

ClearBridge Mid Cap Fund 2026 Semi-Annual Report

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended April 30, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $23,655 was earned by Investor Services.
There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended April 30, 2026, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$64,498	—
CDSCs	938	$228
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended April 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$403,396,179
Sales	519,243,560
ClearBridge Mid Cap Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
At April 30, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$1,083,186,316	$552,929,287	$(53,841,510)	$499,087,777
4. Derivative instruments and hedging activities
During the six months ended April 30, 2026, the Fund did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended April 30, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class 1	—	$1,026
Class A	$1,390,342	796,756
Class C	35,132	5,229
Class R	135,836	58,602
Class I	—	104,714
Class IS	—	2,958
Total	$1,561,310	$969,285
For the six months ended April 30, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	$188
Class A	94,507
Class C	593
Class R	9,014
Class I	19,214
Class IS	17,915
Total	$141,431

ClearBridge Mid Cap Fund 2026 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended April 30, 2026	Year Ended October 31, 2025
Net Investment Income:
Class 1	$4,503	$8,177
Class A	—	501,607
Class C	—	—
Class R	—	—
Class I	422,640	756,677
Class IS	475,174	733,583
Total	$902,317	$2,000,044
Net Realized Gains:
Class 1	$169,050	$200,256
Class A	92,754,759	95,102,509
Class C	968,733	1,325,445
Class R	4,808,661	5,362,827
Class I	16,055,385	20,378,501
Class IS	12,216,880	13,590,805
Total	$126,973,468	$135,960,343
7. Shares of beneficial interest
At April 30, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	—	—	—
Shares issued on reinvestment	4,790	$173,553	5,456	$208,433
Shares repurchased	(2,041)	(74,520)	(18,511)	(646,609)
Net increase (decrease)	2,749	$99,033	(13,055)	$(438,176)
Class A
Shares sold	974,051	$32,585,097	2,264,948	$77,662,991
Shares issued on reinvestment	2,737,002	91,060,042	2,649,803	93,644,024
Shares repurchased	(2,933,986)	(98,100,742)	(5,249,813)	(181,129,021)
Net increase (decrease)	777,067	$25,544,397	(335,062)	$(9,822,006)
ClearBridge Mid Cap Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class C
Shares sold	20,676	$425,016	46,070	$1,042,705
Shares issued on reinvestment	47,187	956,957	56,852	1,297,361
Shares repurchased	(89,331)	(1,822,041)	(219,130)	(4,844,879)
Net decrease	(21,468)	$(440,068)	(116,208)	$(2,504,813)
Class R
Shares sold	64,846	$2,019,773	130,852	$4,134,262
Shares issued on reinvestment	153,698	4,786,158	159,992	5,338,938
Shares repurchased	(178,244)	(5,622,843)	(449,907)	(14,414,933)
Net increase (decrease)	40,300	$1,183,088	(159,063)	$(4,941,733)
Class I
Shares sold	201,062	$8,074,112	614,653	$25,388,027
Shares issued on reinvestment	386,583	15,525,180	470,819	19,788,538
Shares repurchased	(961,841)	(39,011,301)	(2,403,584)	(97,208,741)
Net decrease	(374,196)	$(15,412,009)	(1,318,112)	$(52,032,176)
Class IS
Shares sold	356,511	$14,584,308	748,320	$31,033,136
Shares issued on reinvestment	295,157	12,033,532	317,044	13,512,421
Shares repurchased	(707,916)	(28,894,842)	(1,553,994)	(64,979,807)
Net decrease	(56,248)	$(2,277,002)	(488,630)	$(20,434,250)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended April 30, 2026. The following transactions were effected in such company for the six months ended April 30, 2026.

	Affiliate Value at October 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$14,778,436	$81,152,131	81,152,131	$82,576,464	82,576,464

ClearBridge Mid Cap Fund 2026 Semi-Annual Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$253,906	—	$13,354,103
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended April 30, 2026.
10. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
ClearBridge Mid Cap Fund 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

ClearBridge Mid Cap Fund

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ClearBridge
Mid Cap Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
ClearBridge Investments, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
ClearBridge Mid Cap Fund
The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.
ClearBridge Mid Cap Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of ClearBridge Mid Cap Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90153-SFSOI 6/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 24, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 24, 2026